SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
Prior Period Financial Statement Correction of Immaterial Errors, Reclassifications, and Accounting Changes
In 2015, we determined that certain selling general and administrative costs were not properly accounted for and had been capitalized as part of inventory and property and equipment, net. This resulted in an overstatement of inventory and property and equipment, net while understating cumulative historical expenses. Additionally, we identified certain long lived assets that were placed into service during the fourth quarter of 2013, but with respect to which amortization was not recognized until the second quarter of 2014, which resulted in an overstatement of property and equipment, net and an understatement of cumulative historical expenses. We determined that our 2014 accrual for medical self-insurance cost that were incurred but not recorded ("IBNR") was underestimated resulting in an understatement of accrued expense and cumulative historical expenses. We determined that certain software sales from 2014 had not been accounted for properly resulting in an understatement of revenue and receivables. Also we identified an error related to recording a deferred tax liability and the related impact on additional paid in capital in connection with our 2.5% Convertible Senior Notes issued in the third quarter of 2014.
We assessed the materiality of these errors on our financial statements for prior periods in accordance with United States Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in Accounting Standards Codification ("ASC") 250, Presentation of Financial Statements, and concluded that they were not material to any prior annual or interim periods. However, the aggregate amount of the prior period corrections of immaterial errors in addition to the current year correction of approximately $1.1 million would have been material to the quarterly amounts within our current Consolidated Statements of Operations. Consequently, in accordance with ASC 250 (specifically SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), we have corrected these errors for all prior years presented by revising the consolidated financial statements and other financial information included herein. We also corrected the timing of immaterial previously recorded out-of-period adjustments and reflected them in the revised prior period financial statements, where applicable. Periods not presented herein will be revised, as applicable, in future filings.
Additionally, as further discussed in "Recently Issued Accounting Pronouncements" below, we adopted the provisions of an accounting standard amendment earlier than required, resulting in the retrospective reclassification of debt issuance costs from other assets to a reduction of long-term debt. The effects on the Consolidated Balance Sheets are included in the information below.
The effects of the revisions and adoption of this accounting standard on our Consolidated Balance Sheet at December 31, 2014 were as follows (also reflects the effect of discontinued operations discussed at Note 16 - Discontinued Operation to the consolidated financial statements):

	December 31, 2014 (in thousands)
	As Originally Reported	Debt Issuance Cost Reclassification	Revisions	As Previously Revised	Effect of Discontinued Operations	As Further Revised
Receivables	$56,961	$—	$44	$57,005	(3,882)	53,123
Inventories, net	14,861	—	(1,486)	13,375	(650)	12,725
Prepaid expenses	3,139	(932)	—	2,207	(451)	1,756
Total current assets	121,391	(932)	(1,442)	119,017	—	119,017
Property and equipment, net	29,341	—	(707)	28,634	(6,862)	21,772
Other assets	5,208	(3,299)	—	1,909	—	1,909
TOTAL ASSETS	473,033	(4,231)	(2,149)	466,653	—	466,653
Accrued expenses	11,497	—	328	11,825	(4,018)	7,807
Accrued salaries & wages	11,648	—	(75)	11,573	(1,590)	9,983
Total current liabilities	33,411	—	253	33,664	—	33,664
Convertible senior notes, net of discount	124,338	(4,231)	—	120,107	—	120,107
Non-current deferred tax liability	4,294	—	2,751	7,045	—	7,045
TOTAL LIABILITIES	168,662	(4,231)	3,004	167,435	—	167,435
The effects of the revisions on our Consolidated Statements of Operations for the years ended December 31, 2014 and 2013 were as follows (also reflects the effect of discontinued operations discussed at Note 16 - Discontinued Operation to the consolidated financial statements):

	Year ended December 31, 2014 (in thousands except per share amounts):
	As Originally Reported	Revisions	As Previously Revised	Effect of Discontinued Operations	As Further Revised
Revenues	290,530	44	290,574	(11,324)	279,250
Gross Profit	95,129	44	95,173	(8,831)	86,342
Operating Expenses	95,155	1,209	96,364	(36,509)	59,855
Operating (Loss) Income	(12,188)	(1,165)	(13,353)	32,103	18,750
(Loss) Earnings before Income Taxes from Continuing Operations	(20,992)	(1,165)	(22,157)	32,103	9,946
Income Tax (Benefit) Expense, net on Continuing Operations	(8,128)	(494)	(8,622)	11,978	3,356
Net (Loss) Income from Continuing Operations	(12,864)	(671)	(13,535)	20,125	6,590
(Loss) Income per Share from Continuing Operations
Basic	(0.34)	(0.02)	(0.36)	0.54	0.18
Diluted	(0.32)	(0.02)	(0.34)	0.51	0.17

	Year ended December 31, 2013 (in thousands except per share amounts):
	As Originally Reported	Revisions	As Previously Revised	Effect of Discontinued Operations	As Further Revised
Revenues	298,732	—	298,732	(9,823)	288,909
Gross Profit	99,512	—	99,512	(7,983)	91,529
Operating Expenses	84,701	969	85,670	(19,025)	66,645
Operating (Loss) Income	(9,847)	(969)	(10,816)	15,167	4,351
Loss before Income Taxes from Continuing Operations	(19,639)	(969)	(20,608)	15,167	(5,441)
Income Tax Benefit, net on Continuing Operations	(9,005)	(384)	(9,389)	6,910	(2,479)
Net (Loss) Income from Continuing Operations	(10,634)	(585)	(11,219)	8,257	(2,962)
(Loss) Income per Share from Continuing Operations
Basic	(0.29)	(0.02)	(0.31)	0.23	(0.08)
Diluted	(0.29)	(0.02)	(0.31)	0.23	(0.08)

The effects of the correction of immaterial errors on our Consolidated Statements of Changes in Stockholders' Equity were as follows (in thousands except per share amounts):

	Additional Paid-In Capital (APIC)	(Accumulated Deficit) Retained Earnings	Total Shareholders’ Equity
As Originally Reported January 1, 2013	$292,715	$8,277	$301,028
Revisions	—	(161)	(161)
As Previously Revised January 1, 2013	$292,715	$8,116	$300,867

As Originally Reported December 31, 2013	$302,557	$(2,357)	$300,237
Revisions	—	(746)	(746)
As Previously Revised December 31, 2013	$302,557	$(3,103)	$299,491

As Originally Reported December 31, 2014	$319,554	$(15,221)	$304,371
Revisions	(3,736)	(1,417)	(5,153)
As Previously Revised December 31, 2014	$315,818	$(16,638)	$299,218

The effects of the correction of immaterial errors on our Consolidated Statements of Cash Flows were as follows (in thousands):

	Year ended December 31, 2014			Year ended December 31, 2013
	As Originally Reported	Revisions	As Previously Revised	As Originally Reported	Revisions	As Previously Revised
Net Loss	$(12,864)	$(671)	$(13,535)	$(10,634)	$(585)	$(11,219)
Depreciation and amortization expense	19,357	266	19,623	30,667	266	30,933
Windfall tax benefit from option exercise	(1,189)	145	(1,044)	(219)	—	(219)
Deferred taxes	(5,545)	(834)	(6,379)	(7,191)	(138)	(7,329)
Receivables	(4,263)	(44)	(4,307)	7,587	—	7,587
Inventory, net	(3,492)	515	(2,977)	(1,989)	703	(1,286)
Income tax receivable	1,556	340	1,896	(4,037)	(246)	(4,283)
Accrued expenses	1,905	253	2,158	(4,262)	—	(4,262)
Net cash provided by operating activities	8,464	(30)	8,434	15,120	—	15,120
Purchase of property and equipment	(8,197)	175	(8,022)	(6,236)	—	(6,236)
Net cash used in investing activities	(12,626)	175	(12,451)	(15,675)	—	(15,675)
Windfall tax benefit from option exercise	1,189	(145)	1,044	219	—	219
Net cash provided by (used in) financing activities	41,283	(145)	41,138	(2,604)	—	(2,604)

Schedule of Goodwill
A summary of the carrying amount of goodwill attributable to each segment, as well as the changes in such amounts, is as follows (in thousands):

Consolidated
Goodwill as of December 31, 2014	$280,517
Acquisition	16,706
Goodwill as of December 31, 2015	297,223

Calculation of Basic and Diluted Net Income Per Share
The following table presents the calculation of basic and diluted net loss per share (in thousands except per share amounts):

	December 31, 2015	December 31, 2014	December 31, 2013
Net (Loss) Income from Continuing Operations	(29,910)	6,590	(2,962)
Loss on Discontinued Operations	$(28,712)	$(20,125)	$(8,257)
Net Loss	$(58,622)	$(13,535)	$(11,219)

Weighted-average shares – basic	38,722	37,443	36,619
Effect of dilutive potential common shares	—	2,353	—
Weighted-average shares – diluted	38,722	39,796	36,619

Net (Loss) Income per share from Continuing Operations – basic	$(0.77)	$0.18	$(0.08)
Net Loss per share from Discontinued Operations – basic	(0.74)	(0.54)	(0.23)
Net Loss per share – basic	$(1.51)	$(0.36)	$(0.31)

Net (Loss) Income per share from Continuing Operations – diluted	$(0.77)	$0.17	$(0.08)
Net Loss per share from Discontinued Operations – diluted	(0.74)	(0.51)	(0.23)
Net Loss per share – diluted	$(1.51)	$(0.34)	$(0.31)

Anti-dilutive share-based awards, excluded	5,281	7,251	7,415
Outstanding Anti-dilutive share-based awards, total	5,281	7,251	7,415